united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 09/30

Date of reporting period: 03/31

Item 1. Reports to Stockholders.

Deer Park Total Return Credit Fund
Class A Shares: DPFAX
Class I Shares: DPFNX

Semi-Annual Report
March 31, 2016

www.deerparkfund.com
1-888-868-9501

Distributed by Northern Lights Distributors, LLC
Member FINRA

Deer Park Total Return Credit Fund

PORTFOLIO REVIEW (Unaudited)

March 31, 2016

The Fund’s performance figures* for the period ended March 31, 2016, compared to its benchmark:

Inception** -
March 31, 2016
Class A Shares	3.60%
Class A Shares with load	(2.35)%
Class I Shares	3.80%
HFRX Fixed Income - Credit Index	(4.51)%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or on the redemption of the Fund shares. The Fund’s total annual operating expenses, including underlying funds, are 2.24% and 1.99%, respectively, for Class A and Class I shares per the October 20, 2015 prospectus. Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases and up to a 1.00% contingent deferred sales charge on certain redemptions. For certain of the periods shown, the Fund’s adviser waived and/or reimbursed certain expenses of the Fund. Absent this arrangement, the Fund’s performance would have been lower. For performance information current to the most recent month-end, please call toll free (888) 868-9501.

**	Commencement of operations is October 16, 2015.

HFRX Fixed Income - Credit Index includes strategies with exposure to credit across a broad continuum of credit sub-strategies, including Corporate, Sovereign, Distressed, Convertible, Asset Backed, Capital Structure Arbitrage, Multi-Strategy and other Relative Value and Event Driven sub-strategies. Investment thesis across all strategies is predicated on realization of a valuation discrepancy between the related credit instruments. Strategies may also include and utilize equity securities, credit derivatives, government fixed income, commodities, currencies or other hybrid securities.

The Fund’s top asset classes and industry sectors as of March 31, 2016, are as follows:

Percent of
Top Ten Asset Class/Industry Sector	Net Assets
Home Equity	32.0%
Commercial Mortgage Backed Securities	29.5%
Asset Backed Securities	24.7%
Corporate Bond	3.4%
Other, Cash & Cash Equivalents	10.4%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed analysis of the Fund’s holdings.

Deer Park Total Return Credit Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

March 31, 2016

Principal ($)		Value
	ASSET BACKED SECURITIES - 24.7%
2,199,781	Asset-Backed Pass-Through Certificates Series 2004-R12, 2.119% due 1/25/2035	$1,039,506
192,300	Bear Stearns Asset Backed Securities Trust 2004-SD1, 5.500% due 12/25/2042	165,512
714,748	Carrington Mortgage Loan Trust Series 2004-NC1, 2.764% due 5/25/2034	560,447
233,262	Chase Funding Trust Series 2003-3, 4.885% due 5/25/2032	158,591
142,732	Countrywide Asset-Backed Certificates, 2.989% due 4/25/2033	107,028
28,805	Countrywide Asset-Backed Certificates, 2.239% due 5/25/2033	24,560
219,456	Countrywide Asset-Backed Certificates, 2.549% due 8/25/2033	179,084
928,113	Credit-Based Asset Servicing and Securitization LLC., 2.389% due 4/25/2032	723,755
441,912	CWABS Asset-Backed Certificates Trust 2005-1, 5.153% due 7/25/2035	283,878
677,788	CWHEQ Revolving Home Equity Loan Trust Series 2005-G, 0.663% due 12/15/2035	584,807
879,053	Fremont Home Loan Trust 2004-C, 2.164% due 8/25/2034	713,718
74,189	Morgan Stanley ABS Capital I Inc Trust 2004-NC7, 2.164% due 7/25/2034	64,523
517,416	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2006-S1, 1.059% due 1/25/2036, 144A	473,898
126,708	Structured Asset Investment Loan Trust 2003-BC2, 1.819% due 4/25/2033	103,975
282,276	Structured Asset Investment Loan Trust 2003-BC8, 3.064% due 8/258/2033	247,829
182,136	Structured Asset Investment Loan Trust 2004-8, 1.369% due 9/25/2034	159,849
3,000,000	Structured Asset Investment Loan Trust 2005-10, 0.869% due 12/25/2035	1,729,909
	TOTAL ASSET BACKED SECURITIES (Cost $7,236,099)	7,320,869

	COMMERCIAL MORTGAGE BACKED SECURITIES - 29.5%
118,649	Alternative Loan Trust 2005-36, 2.531% due 8/25/2035	84,866
80,417	Banc of America Funding 2004-C Trust, 3.085% due 12/20/2034	72,740
150,702	Banc of America Funding 2005-F Trust, 0.749% due 9/20/2035	104,454
99,125	Banc of America Mortgage 2003-8 Trust, 4.750% due 11/25/2018	96,139
871,346	Bayview Commercial Asset Trust 2006-2, 0.859% due 7/25/2036, 144A	596,815
907,090	Bayview Commercial Asset Trust 2007-2, 0.759% due 7/25/2037, 144A	287,444
759,375	Bayview Commercial Asset Trust 2005-2, 0.919% due 8/25/2035, 144A	674,583
369,436	Bayview Commercial Asset Trust 2005-2, 1.049% due 8/25/2035, 144A	720,227
750,000	Bayview Commercial Asset Trust 2008-1, 1.939% due 1/25/2038, 144A	584,067
1,700,000	Bayview Commercial Mortgage Pass-Through Trust 2006-SP1, 1.539% due 4/25/2036, 144A	1,156,527
77,895	Bear Stearns ARM Trust 2002-1, 3.773% due 2/25/2024	72,450
179,184	Bear Stearns Asset Backed Securities Trust 2003-AC4, 5.658% due 9/25/2033	163,443
756,203	CHL Mortgage Pass-Through Trust 2005-11, 0.709% due 4/25/2035	61,428
376,593	Citicorp Mortgage Securities Trust Series 2006-4, 6.000% due 8/25/2036	336,504
265,076	Credit Suisse First Boston Mortgage Securities Corp., 5.692% due 5/25/2033	221,479
53,645	DSLA Mortgage Loan Trust 2004-AR3, 1.536% due 7/19/2044	47,404
59,262	GSR Mortgage Loan Trust 2006-AR2, 2.855% due 4/25/2036	52,625
67,446	HomeBanc Mortgage Trust 2006-2, 0.619% due 12/25/2036	59,348
223,845	Impac CMB Trust Series 2005-2, 1.204% due 4/25/2035	172,330
205,319	Impac CMB Trust Series 2005-3, 1.039% due 8/25/2035	143,007
713,348	JP Morgan Mortgage Trust 2005-A1, 2.809% due 2/25/2035	550,814
519,659	MASTR Alternative Loan Trust 2006-2, 0.789% due 3/25/2036	114,654
813,883	Merrill Lynch Mortgage Investors Trust Series MLCC 2007-3, 3.206% due 9/25/2037	582,321
127,283	Merrill Lynch Mortgage Investors Trust Series MLMI 2004-A1, 2.804% due 2/25/2034	101,243
695,000	Prime Mortgage Trust 2006-CL1, 0.919% due 2/25/2035	365,750
325,067	RAAC Series 2004-SP3 Trust, 2.289% due 9/25/2034	208,074
97,205	RFSC Series 2001-RM2 Trust, 2.828% due 6/25/2031	83,855
710,905	Sequoia Mortgage Trust 9, 1.564% due 9/20/2032	572,053
106,489	WaMu Mortgage Pass-Through Certificates Series 2002-AR6 Trust, 1.777% due 6/25/2042	102,115
102,563	Washington Mutual MSC Mortgage Pass-Through Certificates Series 2003-MS1 Trust, 5.147% due 2/25/2018	100,335
31,558	Washington Mutual MSC Mortgage Pass-Through Certificates Series 2003-MS1 Trust, 5.147% due 2/25/2018	30,514
4,272,266	Wells Fargo Mortgage Backed Securities 2004-C Trust, 3.146% due 4/25/2034	215,009
	TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $8,672,906)	8,734,617

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund

PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

March 31, 2016

Principal ($)		Value
	CORPORATE BOND - 3.4%
	FINANCIAL - 3.4%
1,250,000	Ocwen Financial Corp. 6.625% due 5/15/2019 (Cost $1,092,793)	$987,500

	HOME EQUITY - 32.0%
276,402	ACE Securities Corp Home Equity Loan Trust Series 2004-OP1, 3.814% due 4/25/2034	232,482
114,533	Argent Securities Inc Asset-Backed Pass-Through Certificates Series 2005-W3, 0.899% due 11/25/2035	40,633
1,500,000	Bayview Financial Mortgage Pass-Through Trust 2005-C, 1.638% due 6/28/2044	962,344
112,639	CDC Mortgage Capital Trust 2003-HE2, 3.289% due 10/25/2033	92,891
723,316	Centex Home Equity Loan Trust 2002-C, 1.589% due 9/25/2032	407,313
550,856	Centex Home Equity Loan Trust 2004-B, 2.014% due 3/25/2034	347,060
233,488	Centex Home Equity Loan Trust 2004-D, 1.439% due 9/25/2034	179,808
108,650	Citigroup Global Markets Mortgage Securities VII, Inc., 4.939% due 4/25/2033	105,761
874,981	Conseco Financial Corp., 6.970% due 5/15/2029	719,301
219,406	GSAMP Trust 2004-OPT, 2.989% due 11/25/2034	121,946
115,414	Home Equity Loan Trust 2003-HS2, 4.370% due 7/25/2033	115,257
31,261	Home Loan Trust 2002-HI4, 5.750% due 10/25/2027	31,081
25,597	IMC Home Equity Loan Trust 1998-5, 6.560% due 12/20/2029	26,259
166,581	Irwin Home Equity Loan Trust 2006-1, 0.649% due 9/25/2035, 144A	147,777
570,034	Morgan Stanley ABS Capital I Inc Trust 2003-NC7, 6.064% due 6/25/2033	558,437
81,523	Morgan Stanley ABS Capital I Inc Trust 2004-HE8, 3.139% due 9/25/2034	59,945
1,660,846	Morgan Stanley ABS Capital I Inc Trust 2004-HE9, 2.014% due 11/25/2034	1,064,012
1,350,834	Morgan Stanley ABS Capital I Inc Trust 2004-WMC3, 1.864% due 1/25/2035	755,215
366,129	Morgan Stanley ABS Capital I Inc Trust 2005-NC1, 1.534% due 1/25/2035	240,760
122,841	NovaStar Mortgage Funding Trust Series 2003-4, 2.871% due 2/25/2034	113,263
284,261	Provident Bank Home Equity Loan Trust 1999-3, 1.279% due 1/25/2031	231,897
1,341,430	RASC Series 2004-KS6 Trust, 5.372% due 7/25/2034	875,902
186,834	SASCO Mortgage Loan Trust 2004-GEL2, 5.021% due 5/25/2034	165,823
719,805	SASCO Mortgage Loan Trust 2004-GEL2, 5.021% due 5/25/2034	559,991
988,725	Saxon Asset Securities Trust 2003-3, 3.364% due 12/25/2033	814,671
365,002	Securitized Asset Backed Receivables LLC Trust 2004-NC1, 2.614% due 2/25/2034	327,622
300,000	Securitized Asset Backed Receivables LLC Trust 2005-FR3, 1.414% due 4/25/2035	186,959
	TOTAL HOME EQUITY (Cost $9,398,773)	9,484,410

	SHORT-TERM INVESTMENT - 10.2%
	MONEY MARKET FUND - 10.2%
3,031,305	Fidelity Institutional Money Market Fund-	3,031,305
	Money Market Portfolio, to yield 0.13% * (Cost $3,031,305)

	TOTAL INVESTMENTS - 99.8% (Cost $29,431,876) (a)	$29,558,701
	OTHER ASSETS LESS LIABILITIES - 0.2%	61,027
	NET ASSETS - 100.0%	$29,619,728

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $29,431,876 differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$350,325
Unrealized Depreciation:	(223,500)
Net Unrealized Appreciation:	$126,825

*	Money market fund; interest rate reflects seven-day effective yield on March 31, 2016.

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

March 31, 2016

ASSETS
Investment in Securities (identified cost $29,431,876)	$29,558,701
Receivable for Fund shares sold	934,074
Interest receivable	76,370
TOTAL ASSETS	30,569,145

LIABILITIES
Payable for investments purchased	891,153
Investment advisory fees payable	22,120
Payable for Fund shares repurchased	15,408
Payable To related parties	5,239
Distribution (12b-1) fees payable	2,973
Accrued expenses and other liabilities	12,524
TOTAL LIABILITIES	949,417
NET ASSETS	$29,619,728

Net Assets Consist Of:
Paid in capital	$29,591,980
Undistributed net investment loss	(99,121)
Accumulated net realized gain from security transactions	44
Net unrealized appreciation of investments	126,825
NET ASSETS	$29,619,728

Net Asset Value Per Share:
Class A Shares:
Net Assets	$14,101,943
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,373,095
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$10.27
Maximum offering price per share (maximum sales charge of 5.75%) (a)	$10.90

Class I Shares:
Net Assets	$15,517,785
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,510,062
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$10.28

(a)	On investments of $1 million or more, the maximum sales charge will not apply.

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund

STATEMENT OF OPERATIONS (Unaudited)

For the Period Ended March 31, 2016*

INVESTMENT INCOME
Interest income	$257,337
TOTAL INVESTMENT INCOME	257,337

EXPENSES
Investment advisory fees	112,982
Distribution (12b-1) Fees:
Class A	6,702
Professional fees	28,890
Registration fees	23,741
Accounting services fees	16,669
Printing and postage expenses	6,923
Trustees fees and expenses	6,412
Transfer agent fees	6,412
Administrative services fees	6,140
Compliance officer fees	4,616
Custodian fees	2,565
Insurance expense	641
Non 12b-1 shareholder servicing	129
Other expenses	1,845
TOTAL EXPENSES	224,667

Less: Fees waived by the Adviser	(102,349)

NET EXPENSES	122,318
NET INVESTMENT INCOME	135,019

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain:
Security transactions	44

Net change in unrealized appreciation on:
Investments	126,825

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	126,869

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$261,888

*	The Deer Park Total Return Credit Fund commenced operations on October 16, 2015.

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund

STATEMENT OF CHANGES IN NET ASSETS

Period Ended
March 31, 2016 **
(Unaudited)
FROM OPERATIONS
Net investment income	$135,019
Net realized gain from security transactions	44
Net change in unrealized appreciation of investments	126,825
Net increase in net assets resulting from operations	261,888

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(108,191)
Class I	(125,949)
Net decrease in net assets resulting from distributions to shareholders	(234,140)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	16,008,932
Class I	16,408,730
Net asset value of shares issued in reinvestment of distributions:
Class A	103,884
Class I	112,115
Payments for shares redeemed:
Class A	(2,009,376)
Class I	(1,032,305)
Net increase in net assets resulting from shares of beneficial interest	29,591,980

TOTAL INCREASE IN NET ASSETS	29,619,728

NET ASSETS
Beginning of Period	—
End of Period*	$29,619,728
*Includes undistributed net investment loss of:	$(99,121)

SHARE ACTIVITY
Class A:
Shares Sold	1,558,002
Shares Reinvested	10,116
Shares Redeemed	(195,023)
Net increase in shares of beneficial interest outstanding	1,373,095

Class I:
Shares Sold	1,599,131
Shares Reinvested	10,908
Shares Redeemed	(99,977)
Net increase in shares of beneficial interest outstanding	1,510,062

**	The Deer Park Total Return Credit Fund commenced operations on October 16, 2015

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period

	Class A	Class I
	Period Ended	Period Ended
	March 31, 2016 (1)	March 31, 2016 (1)
	(Unaudited)	(Unaudited)
Net asset value, beginning of period	$10.00	$10.00
Activity from investment operations:
Net investment income (2)	0.11	0.10
Net realized and unrealized gain on investments	0.24	0.26
Total from investment operations	0.35	0.36
Less distributions from:
Net investment income	(0.08)	(0.08)
Total distributions	(0.08)	(0.08)
Net asset value, end of period	$10.27	$10.28
Total return (3)(6)	3.60%	3.80%
Net assets, at end of period (000s)	$14,102	$15,518
Ratio of gross expenses to average net assets (4)(5)	4.14%	3.89%
Ratio of net expenses to average net assets (5)	2.24%	1.99%
Ratio of net investment income to average net assets (5)	2.40%	2.24%
Portfolio Turnover Rate (6)	9%	9%

(1)	The Deer Park Total Return Credit Fund Class A and Class I shares commenced operations on October 16, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

March 31, 2016

1.	ORGANIZATION

The Deer Park Total Return Credit Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to seek income and capital appreciation.

The Fund currently offers Class A shares and Class I shares. Class I shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%, which can be waived by the Adviser. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees), and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in preparation of the Fund’s financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Total return swaps on fixed income securities are valued each day by using the fixed income securities valuation from an independent pricing service which uses methods that include current market quotations from a major market maker in the security and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be

Deer Park Total Return Credit Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2016

valued at amortized cost. Investments in open-end investment companies may be valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-advisers. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-advisers. The applicable investments are valued collectively via inputs from each of these groups. In accordance with the Trust’s valuation policies and procedures, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-advisers, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-advisers to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser or sub-advisers based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-advisers are unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level

Deer Park Total Return Credit Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2016

of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Deer Park Total Return Credit Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2016

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2016 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$7,320,869	$—	$7,320,869
Commercial Mortgage Backed Securities	—	8,734,617	—	8,734,617
Corporate Bond	—	987,500	—	987,500
Home Equity	—	9,484,410	—	9,484,410
Money Market Fund	3,031,305	—	—	3,031,305
Total	$3,031,305	$26,527,396	$—	$29,558,701

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

*	See Portfolio of Investments for industry classification.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Cash – Cash includes cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The assets of the Fund may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (FDIC) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank or other financial institution, rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Fund places deposits only with those counterparties which are believed to be creditworthy.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature.

To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Deer Park Total Return Credit Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2016

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2015 tax returns. The Fund identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties. Generally, tax authorities can examine tax returns filed for the last three years.

Market Risk – Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Fund. The Fund is exposed to market risk on financial instruments that are valued at market prices as disclosed in the schedule of investments. The prices of derivative instruments, including options, forwards and futures prices, can be highly volatile. Price movements of derivative contracts in which the Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Fund is exposed to market risk on derivative contracts in that the Fund may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in the Fund’s financial statements All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. The Fund’s investments in derivative instruments are exposed to market risk and are disclosed in the consolidated portfolio of investments.

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Counterparty Risk – Counterparty risk is the risk that the counterparty to a financial instrument will cause a financial loss for the Funds by failing to discharge an obligation. A concentration of counterparty risk exists in that the part of the Fund’s cash is held at the Broker. The Fund could be unable to recover assets held at the Prime Broker, including assets directly traceable to the Fund, in the event of the Broker’s bankruptcy. The Fund does not anticipate any material losses as a result of this concentration.

Deer Park Total Return Credit Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2016

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the period ended March 31, 2016, cost of purchases and proceeds from sales of portfolio securities, other than short sales, short-term investments and U.S. Government securities, amounted to $27,147,355 and $383,612, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Princeton Fund Advisors, LLC, serves as the Fund’s investment adviser (the “Adviser”). The Adviser has engaged Deer Park Road Management Company, LP, Inc. as the primary sub-adviser to the Fund. The Adviser compensates each sub-adviser for its services from the management fees received from the Fund.

Pursuant to an Investment Advisory Agreement with the Trust, on behalf of the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.84% of the Fund’s average daily net assets. The sub-advisers are paid by the Adviser, not the Fund. For the period ended March 31, 2016, the Fund incurred $112,982 in advisory fees.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until November 30, 2016, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary to ensure that the total expenses incurred by the Fund (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, or extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees or contractual indemnification of Fund service providers (other than the Adviser)), not incurred in the ordinary course of the Fund’s business) do not exceed 2.24% per annum of Class A average daily net assets and 1.99% per annum for Class I average daily net assets (the “expense limitation”).

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s Operating Expenses are subsequently less than the expense limitation, the Adviser shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the expense limitation. If the

Deer Park Total Return Credit Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2016

Operating Expenses subsequently exceed the expense limitation, the reimbursements shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. For the period ended March 31, 2016, the Fund waived fees of $102,349.

Distributor - The Trust has adopted the Trust’s Master Distribution and Shareholder Services Plans for Class A shares and Class C pursuant to Rule 12b-1 under the 1940 Act (the “Plans”). The Plans provide that a monthly service and/or distribution fee is calculated by the Fund at annual rates of 0.25% of the average daily net assets attributable to Class A and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Adviser. The Plans are compensation plans, which means that compensation is provided regardless of 12b-1 expenses incurred. Pursuant to the Plan, $6,702 in distribution fees for Class A shares were incurred during the period ended March 31, 2016.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. On sales of Class A shares for the period ended March 31, 2016, the Distributor received $2,275 from front-end sales charges of which $351 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide ancillary services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”) - GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. A Trustee and certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) - Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

Deer Park Total Return Credit Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2016

5.	NEW ACCOUNTING PRONOUNCEMENTS

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)”, modifying ASC 946 “Financial Services – Investment Companies”. Under the modifications, investments in affiliated and private investment funds valued at Net Asset Value are no longer included in the fair value hierarchy disclosed in Footnote 2. ASU 2015-07 is effective for fiscal years beginning on or after December 15, 2015, and interim periods within those annual periods. Early application is permitted. Management is currently evaluating the implications of ASU 2015-07 and its impact on financial statement disclosures.

6.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Deer Park Total Return Credit Fund

EXPENSE EXAMPLES (Unaudited)

March 31, 2016

As a shareholder of the Deer Park Total Return Credit Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Sandalwood Opportunity Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2015 through March 31, 2016.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Deer Park Total Return Credit Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
Actual	10/1/15	3/31/16	10/1/15 – 3/31/16	10/1/15 – 3/31/16
Class A	$1,000.00	$ 1,036.00	$9.64	2.24%
Class I	1,000.00	1,038.00	8.59	1.99

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period*	During Period**
(5% return before expenses)	10/1/15	3/31/16	10/1/15 – 3/31/16	10/1/15 – 3/31/16
Class A	$1,000.00	$1,013.82	$11.25	2.24%
Class I	1,000.00	1,015.05	10.02	1.99

*	Actual” expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (155) divided by the number of days in the fiscal year (366). “Hypothetical” expense information is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but is multiplied by 183/366 (to reflect the full half-year period).

**	Annualized.

Deer Park Total Return Credit Fund

SUPPLEMENTAL INFORMATION (Unaudited)

March 31, 2016

Deer Park Total Return Credit Fund* – Adviser: Princeton Fund Advisors, LLC

In connection with the regular meeting held on June 30 & July 1, 2015 the Board of Trustees (the “Board” or the “Trustees”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Princeton Fund Advisors, LLC (“PFA”) and the Trust, with respect to the Deer Park Total Return Credit Fund (the “Fund”). In considering the approval of the Advisory Agreement, the Trustees received materials specifically relating to the Advisory Agreement.

The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Service. The Trustees noted that PFA was established in 2011, providing alternative asset management strategies to institutional and individual clients worldwide, while acting in the capacity of adviser or co-adviser to several mutual funds. They considered that PFA currently has over $1.3 billion in assets under management. The Board reviewed the background information of the key personnel responsible for servicing the Fund taking into consideration their education, and more than sixty years of combined experience with alternative asset management. It also noted its familiarity with the investment team as co-adviser to other Funds in the Trusts. The Board recognized that PFA will not manage the Fund’s portfolio nor make day-to-day investment decisions, but will utilize its significant 1940 Act expertise to perform ongoing oversight and due diligence of Deer Park, Deer Park Road Management Company, LP (“Deer Park”), ensuring the Fund is managed within investment guidelines as outlined in the Fund’s prospectus. The Board also noted that PFA will provide active management for a majority of ancillary operational and administrative functions allowing Deer Park to primarily concentrate on the management of the portfolio. The Board considered the ancillary operational and administrative functions PFA performs such as managing the on-boarding process of Fund approved broker-dealers, working with the Fund’s service providers on a regular basis with respect to Fund accounting, administration, and compliance. The Board further considered that PFA will also monitor the Fund’s activities independently of any procedures in place at Deer Park by utilizing tools such as Bloomberg to conduct and evaluate stress test scenarios and other risk/return characteristics. The Board noted that a representative of PFA described to the Board the overall supervisory responsibilities it will perform which includes setting and monitoring the Fund’s investment objective, evaluating the performance of Deer Park, in addition to monitoring several compliance and regulatory related requirements. Although not all strategy risks can be eliminated, the Trustees agreed that PFA demonstrated, through its due diligence process of Deer Park’s strategy, that it understands the various risks and will have resources dedicated to monitor and oversee Deer Park’s activities for diversification, liquidity, duration, and interest rate risk. With respect to recent regulatory reviews, the Trustees noted that although PFA reported no material compliance or litigation issues, the SEC commenced a routine examination of PFA in January 2015, there has been limited communication to date, and the Board, through the CCO, will continue to monitor the progress of the exam. The Board

Deer Park Total Return Credit Fund

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

March 31, 2016

recognized that PFA’s strengths lie in its 1940 Act expertise, strong operational organization, and robust resources capable of conducting due-diligence on sub-advisers and its oversight of underlying strategies. The Board concluded that PFA should provide high quality service to the Fund for the benefit of its future shareholders.

Performance. The Trustees considered the performance of the other funds PFA manages, its relationship with other sub-advisers, and experience managing a similar strategy. They noted that PFA has significant experience choosing and overseeing sub-advised mutual funds, and has proven to be generally successful in selecting sub-advisers in different asset classes with solid track records and positive operating experience. The Trustees concluded that PFA’s past successes provides confidence to the Board that PFA can meet the objectives of the Fund.

Fees and Expenses. The Trustees noted that PFA proposed to charge a 1.84% advisory fee. They noted that the proposed fee is higher than the peer group average and in line with the highest fee in the peer group (1.85%). The Trustees reviewed the fees charged by PFA to its other clients noting that the proposed advisory fee and expense ratio are significantly less than that charged by PFA to another mutual fund client. The Trustees agreed that the Fund’s strategy is different from other funds in the marketplace, with the most comparable peer being another series of the Trust with a similar expense ratio. The Trustees further noted that a majority of the funds in PFA selected peer group are also in the Fund’s expected Morningstar category, the Morningstar Non-Traditional Bond, and the proposed advisory fee is within the range of fees charged by other funds in the category.

Profitability. The Trustees discussed PFA’s estimated profitability in connection with its relationship with the Fund. The Trustees reviewed the profitability analysis provided by PFA. They noted that because the Fund had not yet commenced operations, the profitability analysis provided is an estimate based on projected assets over the first 12 months of operations. They considered that although PFA estimates realizing a profit, the amount of profit is reasonable both in terms of actual dollars and in terms of percentage of revenue. After further discussion, based on the information provided by PFA, the Trustees concluded the estimated profitability appeared reasonable.

Economies of Scale. The Trustees considered whether there will be economies of scale with respect to the management of the Fund. They noted that PFA has indicated that, at this time, it does not believe that breakpoints are appropriate, especially given PFA’s belief that the Fund has capacity limits, and the impact of the expense cap on profits. The Trustees noted, however, PFA’s willingness to continue to consider the matter as the Fund grows. After further discussion, the Trustees agreed that economies were not expected to be reached during the initial period of the Advisory Agreement and agreed that the matter of economies of scale would be revisited as the Fund size materially increases.

Conclusion. Having requested and received such information from PFA as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of Counsel, the Trustees concluded that the fee structure is reasonable and that approval of the Advisory Agreement is in the best interests of the future shareholders of Deer Park Total Return Credit Fund.

Deer Park Total Return Credit Fund

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

March 31, 2016

* Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

Deer Park Total Return Credit Fund (Sub-Adviser – Deer Park Road Management Company, LP)

In connection with the regular meeting held on June 30 & July 1, 2015 of the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), discussed the approval of a sub-advisory agreement (the “Sub-Advisory Agreement”) between PFA and Deer Park, with respect to the Fund. In considering the approval of the Sub-Advisory Agreement, the Board received materials specifically relating to the Sub-Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Sub-Advisory Agreement review process. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Sub-Advisory Agreement.

Nature, Extent and Quality of Service. The Trustees noted that Deer Park is an affiliate of Deer Park Road Corporation, which was founded in 2003 as a registered investment adviser to provide alternative investment management to institutional and high net worth clients. The Board noted that Deer Park manages over $1.8 billion in assets in the capacity of investment manager to two private hedge funds and sub-adviser to a 1940 Act mutual fund also managed by PFA, PFA. The Board reviewed the background information of the key personnel responsible for sub-advising the Fund, taking into consideration their education and financial industry experience which encompasses many years in the distressed mortgage backed securities (“MBS”) and asset backed securities (“ABS”) sectors. The Board noted that Deer Park manages a similar strategy for PFA within another series of the Trust using a robust research team to evaluate and invest in deeply discounted asset backed debt, predominately in residential and commercial real estate, aimed at potentially providing steady cash flows. The Trustees considered that Deer Park’s research analyzes trends in the job market, changing home values, default rates, and other economic factors that affect this asset class. The Board noted that Deer Park will provide to PFA on a regular basis updates and outlook on the credit markets and review performance and attributions from the prior month. Although not all strategy risks can be eliminated, the Trustees agreed that Deer Park identified several risks related to the asset class along with its mitigation processes which include remaining diversified within the Mortgage Backed Securities (“MBS”) and Asset Backed Securities (“ABS”) market sectors, focusing on shorter term securities to reduce price volatility, focusing on securities with high current cash flow in order to reduce liquidity risk, and will manage credit risk by conducting in-house modeling and evaluating of all securities. The Board reviewed Deer Park’s approach to broker-dealer selection and best execution, acknowledging that it takes relevant factors into consideration resulting in a process that is thorough and robust. The Trustees noted that Deer Park reported no material compliance or litigation issues; however, it reported that a second quarter 2013 SEC examination resulted in some minor deficiencies. The Board was satisfied with the remedial actions taken by Deer Park. The Board recognized that Deer Park’s investment team is well equipped to handle the challenges

Deer Park Total Return Credit Fund

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

March 31, 2016

of this complex asset class, noting that it has demonstrated that it has asset class expertise along with a robust risk management culture. The Board considered the benefits shareholders may gain from access to a hedge fund type strategy, and the potential to benefit the Fund. The Trustees agreed that PFA and Deer Park appear to have an established, solid working relationship. The Board concluded Deer Park should provide a high level of quality service to the Fund, PFA, and future shareholders.

Performance. The Trustees noted that Deer Park’s management team has substantial experience and impressive results with MBS and ABS. They noted that Deer Park has received impressive rankings from third-party publications and have provided strong returns compared to the HFRX Fixed Income Credit Index. The Trustees considered that Deer Park has over two years’ experience successfully managing a sleeve of a 1940 Act fund. After discussion, the Trustees concluded that Deer Park appears to be a reasonable choice to meet the objectives of the Fund.

Fees and Expenses. The Trustees reviewed the sub-advisory fee to be charged in connection with Deer Park’s services to the Fund. They noted the proposed fee is in line with the sub-advisory fee it receives from another mutual fund client. The Trustees further noted that Deer Park charges a performance fee in addition to a management fee for its private fund clients. The Trustees discussed the split of the advisory fee between PFA and Deer Park and agreed that it was reasonable given the allocation of duties between the firms. After further discussion, the Trustees concluded that the fee was reasonable.

Profitability. The Trustees reviewed the profitability analysis provided by Deer Park. They noted that Deer Park estimated realizing a profit in connection with its relationship with the Fund, but agreed that such profit was not excessive. The Trustees further noted that the estimated profit was marginal in terms of the percentage of revenue and actual dollars. After further discussion, the Trustees concluded Deer Park’s estimated profitability was reasonable.

Economies of Scale. The Trustees considered whether it is likely that Deer Park will realize economies of scale with respect to the management of the Fund. They discussed the capacity limits expected by PFA. The Trustees agreed that this was primarily an adviser-level issue and should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense.

Conclusion. Having requested and received such information from PFA as the Trustees believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of Counsel, the Trustees concluded that the fee structure is reasonable and that approval of the Sub-Advisory Agreement is in the best interests of the future shareholders of Deer Park Total Return Credit Fund.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with its affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-868-9501 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-868-9501.

INVESTMENT ADVISERS

Princeton Fund Advisors, LLC

1125 17th Street, Suite 1400

Denver, CO 80202

INVESTMENT SUB-ADVISERS

Deer Park Road Management Company, LP

1865 Ski Time Square, Suite 102

Steamboat Springs, CO 80477

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Dr. Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/ President

Date 6/9/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/ President

Date 6/9/16

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Financial Officer/ Treasurer

Date 6/9/16